Plant and Equipment - Additional Information (Detail) - SGD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Conctractual commitments for the acquisition of plant and equipment amount	$ 0.4	$ 0.4